Bank Indebtedness (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure Of Bank Indebtedness [Line Items]
Summary of Company's Bank Indebtedness Arising from Financing Activities
The changes in the Company’s bank indebtedness for the nine month period ended December 31, 2024 arising from financing activities are presented below:

Balance at March 31, 2023	$1.9

Revolving Credit Facility drawn	48.1

Repayment of Revolving Credit Facility	(49.8)

Foreign exchange	0.1

Balance at March 31, 2024	$0.3

Revolving Credit Facility drawn	3.0

Repayment of Revolving Credit Facility	(2.9)

Balance at December 31, 2024	$0.4